Provisions for employees' benefits - Net of post-employment benefits (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Liabilities for employee benefits
Opening balance	$ 29,161,475	$ 22,305,172
Current service cost	208,547	115,031
Past service cost	216,993	107,231
Interest expense	2,091,621	2,018,236
Actuarial (gains) losses	(1,817,864)	6,452,059
Benefits paid	(1,974,551)	(1,813,283)
Foreign currency translation	(25,327)	(22,971)
Closing balance	27,860,894	29,161,475
Plan assets
Opening balance	12,011,267	10,398,810
Return on assets	849,964	929,987
Contributions to funds	163,629	149,168
Benefits paid	(1,350,445)	(1,235,464)
Actuarial gains (losses)	56,361	1,768,766
Closing balance	11,730,776	12,011,267
Net post-employment benefits liability	16,130,118	17,150,208
Pension and bonds
Liabilities for employee benefits
Opening balance	16,411,708	12,840,148
Current service cost	34,132	20,583
Past service cost	0	0
Interest expense	1,163,282	1,152,125
Actuarial (gains) losses	(1,519,800)	3,560,843
Benefits paid	(1,232,066)	(1,140,003)
Foreign currency translation	(25,989)	(21,988)
Closing balance	14,831,267	16,411,708
Plan assets
Opening balance	11,973,967	10,367,472
Return on assets	848,103	928,278
Contributions to funds	0	0
Benefits paid	(1,182,824)	(1,085,236)
Actuarial gains (losses)	53,762	1,763,453
Closing balance	11,693,008	11,973,967
Net post-employment benefits liability	3,138,259	4,437,741
Other
Liabilities for employee benefits
Opening balance	12,749,767	9,465,024
Current service cost	174,415	94,448
Past service cost	216,993	107,231
Interest expense	928,339	866,111
Actuarial (gains) losses	(298,064)	2,891,216
Benefits paid	(742,485)	(673,280)
Foreign currency translation	662	(983)
Closing balance	13,029,627	12,749,767
Plan assets
Opening balance	37,300	31,338
Return on assets	1,861	1,709
Contributions to funds	163,629	149,168
Benefits paid	(167,621)	(150,228)
Actuarial gains (losses)	2,599	5,313
Closing balance	37,768	37,300
Net post-employment benefits liability	$ 12,991,859	$ 12,712,467